Financial risk management objectives and policies - Capital management (Details) - USD ($) $ in Millions	12 Months Ended			144 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Financial risk management objectives and policies
Purchase of treasury shares				$ 0
Increase (decrease) in net debt	$ 2,060
Net debt	24,570	$ 22,510		24,570
Borrowings	30,295	28,622	$ 29,232	$ 30,295
Repayment of loans	4,652	4,942	$ 1,271
Proceeds from borrowings	$ 6,492	$ 3,816